Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2025 PHP (₱)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	₱ 32
Consolidated tax benefits, MCIT	32
Consolidated unrecognized deferred income tax assets, MCIT	(6)
Consolidated recognized deferred income tax assets, MCIT	26
NOLCO	825
Consolidated tax benefits, NOLCO	206
Consolidated unrecognized deferred income tax assets, NOLCO	(183)
Consolidated recognized deferred income tax assets, NOLCO	₱ 23
December 31, 2021 expiring 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
NOLCO	₱ 41
December 30, 2023 expiring December 31, 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
MCIT	₱ 1
NOLCO	₱ 628
December 31, 2024 expiring 2027 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2027
MCIT	₱ 13
NOLCO	₱ 54
December 31, 2025 expiring 2028 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2028
MCIT	₱ 18
NOLCO	₱ 102